FAIR VALUE AND RISK MANAGEMENT - Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 238,475	$ 368,589
Financial liabilities	3,186,162	3,180,243
Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	238,475	368,589
Financial liabilities	3,062,846	2,959,347
Unsecured debentures, net | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,892,236	1,893,186
Unsecured debentures, net | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,768,920	1,672,290
Unsecured term loans, net | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,173,746	1,090,451
Unsecured term loans, net | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,173,746	1,090,451
Secured debt | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	0	51,373
Secured debt | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	0	51,373
Derivatives | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	8,429	13,467
Derivatives | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	8,429	13,467
Accounts payable and accrued liabilities | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	94,336	114,775
Accounts payable and accrued liabilities | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	94,336	114,775
Accounts payable and accrued liabilities | Fair Value | Foreign Exchange Collar contracts
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		2,400
Distributions payable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	17,415	16,991
Distributions payable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	17,415	16,991
Other assets | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	283	291
Other assets | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	283	291
Derivatives | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	109,242	151,855
Derivatives | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	109,242	151,855
Loan receivable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	69,186
Loan receivable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	69,186
Accounts receivable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	12,166	12,176
Accounts receivable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	12,166	12,176
Prepaid expenses and other | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	650	0
Prepaid expenses and other | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	650	0
Prepaid expenses and other | Fair Value | Foreign Exchange Collar contracts
Disclosure of fair value measurements of assets and liabilities
Financial assets	700
Cash and cash equivalents | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	116,134	135,081
Cash and cash equivalents | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 116,134	$ 135,081